Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Share Options Activity

A summary of share options activity for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Number of Shares	Weighted average exercise price US$	Weighted remaining contractual Years	Aggregate intrinsic value US$
Outstanding as of January 1, 2011	7,837,748	0.60
Granted	2,084,180	1.31
Exercised	—	0.00
Forfeited	(199,200)	1.30
Expired	—	0.00

Outstanding as of December 31, 2011	9,722,728	0.66
Granted	381,553	1.90
Exercised	—	0.00
Forfeited	(409,864)	1.43
Expired	—	0.00

Outstanding as of December 31, 2012	9,694,417	0.67
Granted	21,620,012	0.82
Exercised	(3,452,400)	0.0001
Forfeited	(2,710,235)	0.90
Expired	(56,466)	1.29
Modification	(166,857)	—

Outstanding as of December 31, 2013	24,928,471	0.88	9.44	63,960,173

Vested and expected to vest as of December 31, 2013	24,153,796	0.84	9.41	61,706,600

Exercisable as of December 31, 2013	888,284	1.19	4.82	1,978,438

Summary of Valuation Assumptions Used in Calculation of Fair Value of Share Options

The Company calculated the fair value of the share options on the grant dates using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Awards granted in
	2011		2012		2013
Expected dividend yield		0%		0%		0%
Expected volatility		63% - 64%		60% - 63%		54% - 60%
Risk-free interest rate		2.74% - 4.19%		2.02% - 2.77%		1.72% - 2.97%
Exercise multiple		2.2		2.2		2.2
Estimated fair value of underlying ordinary shares (per share)	US$	0.48 - 0.59	US$	0.64 - 0.84	US$	1.65 - 1.87

Summary of Fair Value of Options Granted

The fair values of the options granted of the Company for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Weighted average grant date fair value of option (per share)	1.65	2.21	7.33
Aggregate grant date fair value of options	3,429,048	843,121	158,567,632

Summary of Compensation Costs Recognized for Share Options

The amount of compensation costs recognized for share options for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	74,458	76,111	639,246
Research and development expenses	111,716	164,374	1,944,824
Sales and marketing expenses	52,355	124,850	728,459
General and administrative expenses	53,365	60,748	14,510,015

Total share-based compensation costs	291,894	426,083	17,822,544